Property Plant and Equipment - Additional Information (Detail) $ in Thousands, € in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 CLP ($)	Dec. 31, 2022 CLP ($) MW GW	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2022 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		$ 1,012,321,832	$ 898,459,952
Capitalized financial expenses in works in progress		83,292,276	61,513,684	$ 33,109,819
Capitalized personnel expenses in work-in-progress		44,569,685	31,157,196	25,539,316
Carrying amount		6,572,353,994	6,110,688,761	5,033,496,472
Cash disbursements		2,233,139,570	1,675,012,361
Contractual commitments for the acquisition of property, plants and equipment		36,236,061	119,301,305
Property, plant and equipment pledged as security for liabilities		0	0
Additional impairment loss recognised				697,856,387
Depreciation		208,136,774	194,764,011
Write-off Property, Plant and Equipment		52,799,997
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects		1,010,059,037	894,031,403
Carrying amount		3,099,937,769	2,404,299,833	1,567,685,720
Networks, investments in operating plants and new projects under construction
Disclosure Of Property Plant And Equipment [Line Items]
Investment on property plant and equipment, maintenance to plants		3,099,937,769	2,404,299,833
Hydroelectric Power Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount		$ 919,548,128	790,358,312
Installed capacity of power plant | MW		150
Cerro Pabelln, Sol de Lila, Domeyko, Valle del Sol, Campos del Sol, Sierra Gorda Solar, El Manzano and La Cabaa projects[Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount		$ 1,801,784,315	1,092,094,271
Installed capacity of power plant | GW		1.35
Tarapaca Plant [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment					$ 1,613,803
Impairment loss recognised					197,188,542
Bocamina I [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment					6,362,581
Impairment loss recognised					82,831,721
Bocamina II [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount after impairment				2,014,684
Additional impairment loss recognised			28,773,083
Depreciation					$ 4,083,855
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount		$ 64,680,270	78,715,479	$ 78,366,909
Distribution [Member] | Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Carrying amount		174,653,435	$ 131,899,846
Empresa Nacional de Geotermia SA [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss recognised	$ 378,993
Enel Green Power Chile Ltda. [Member] | EI Tatio Geothermal Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Write Off Of Property Plant And Equipmen		29,887,851
Enel Generacin Chile S.A. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Write Off Of Property Plant And Equipmen		22,912,146
Generating Companies [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Insurance Policies Amount For All Risks		909,243,650				€ 1,000
Third Party Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount		363,697,460				400
Environmental Damages Insurance [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Civil Liability Insurance Amount		$ 18,184,873				€ 20
Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate		5.93%	6.86%
Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Weighted average borrowing rate		6.17%	7.39%